Securities (Tables)	12 Months Ended
Dec. 31, 2025
Securities
Schedule of amortized cost and fair values, together with gross unrealized gains and losses of securities

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2025:
U.S. government agencies	$2,500	$—	$(46)	$2,454
Subordinated notes	22,400	—	(1,491)	20,909
State and municipal obligations	215,893	800	(5,852)	210,841
Total debt securities	$240,793	$800	$(7,389)	$234,204
Available-for-sale Securities:
December 31, 2024:
U.S. government agencies	$12,500	$—	$(246)	$12,254
Subordinated notes	26,942	—	(2,824)	24,118
State and municipal obligations	213,319	335	(9,395)	204,259
Total debt securities	$252,761	$335	$(12,465)	$240,631

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity

	Amortized	Fair
	Cost	Value

	(In thousands)
Less than one year	$—	$—
One to five years	3,199	3,126
Five to ten years	28,140	26,661
Over ten years	209,454	204,417
Totals	$240,793	$234,204

Schedule of investments' gross unrealized losses and fair value, aggregated by investment category and length of time

	December 31, 2025
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$—	$—	$2,454	$(46)	$2,454	$(46)
Subordinated notes	1,916	(84)	18,993	(1,407)	20,909	(1,491)
State and municipal obligations	15,587	(135)	104,435	(5,717)	120,022	(5,852)
Total temporarily impaired securities	$17,503	$(219)	$125,882	$(7,170)	$143,385	$(7,389)

	December 31, 2024
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

	(In thousands)
US government agencies	$—	$—	$12,254	$(246)	$12,254	$(246)
Subordinated notes	—	—	24,118	(2,824)	24,118	(2,824)
State and municipal obligations	127,876	(2,478)	44,535	(6,917)	172,411	(9,395)
Total temporarily impaired securities	$127,876	$(2,478)	$80,907	$(9,987)	$208,783	$(12,465)